INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Finished goods	$ 1,187	$ 3,355
Work in progress - vehicles	7,797	4,785
Parts for resale	1,969	1,928
Total Inventory	$ 10,953	$ 10,068